Acquisition of a Business - Additional Information (Details)		9 Months Ended		12 Months Ended
	Oct. 14, 2016 USD ($) subsidiary $ / shares shares	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Goodwill		$ 51,975,000	$ 25,688,000	$ 51,975,000	$ 25,688,000	$ 25,613,000
Ridgestone
Business Acquisition [Line Items]
Business acquisition date of agreement		Oct. 14, 2016
Number of operated wholly owned subsidiaries | subsidiary	2
Total consideration included aggregate cash	$ 36,753,000
Issuance of common shares | shares	4,199,791
Common stock issued price per share | $ / shares	$ 16.25
Goodwill	$ 26,287,000
Acquisition advisory expenses			$ 1,100,000	$ 1,600,000
Contingent assets or liabilities arising from the acquisition	$ 0